UMB SCOUT FUNDS

KANSAS TAX-EXEMPT BOND FUND

QUARTERLY REPORT

SEPTEMBER 30, 1998

A no-load mutual fund with primary emphasis on long-term growth of both capital and income.

TO THE SHAREHOLDERS

The UMB Scout Kansas Tax-Exempt Bond Fund closed the quarter ended September 30, 1998, at $10.05 per share, compared with $9.94 at June 30, 1998. Investors earned a total return (price change and reinvested distributions) of 2.15% for the quarter. The Fund seeks current income exempt from regular federal income tax and Kansas state personal income tax.

Income from the Fund may be subject to the federal Alternative Minimum Tax as well as certain state and local taxes. Capital gains are not exempt from federal income tax.

The Comparative Rates of Return table in this report compares the Fund with the Lehman Brothers 5-Year Municipal Index. It is important to remember that a general market index reflects bonds that do not have a state income tax benefit, as your Fund does, and these bonds thus may garner larger yields and returns.

The Fund's assets are growing steadily and reached a total asset value of $7,898,595 as of September 30, 1998, compared with $6,035,957 for the quarter ended June 30, 1998.

The calendar for Kansas municipal bond issues was active during the quarter as some municipalities took advantage of lower borrowing costs and gained substantial savings.

The Fund gained a benefit from the fact that many of its holdings are in "non-callable" bonds. We have not had to replace these bonds with those offering lower rates in the current market. Several of the holdings have been "pre-refunded" or escrowed to their call date or final maturity in 100% U.S. government securities. This improves the quality of the Fund's holdings and increases the value of the Fund because of the higher rated, higher quality bonds.

The forward calendar of new municipal bond issues was quiet at the end of the quarter. Saline County Unified School District 305 (Salina, Kansas) has a $98 million issue on the November 3, 1998, ballot. We are not concerned by this apparent lack of supply because the secondary municipal market is active and constant.

We want to remind all shareholders that the Fund name is changing to UMB Scout Kansas Tax-Exempt Bond Fund, Inc., effective October 31, 1998.

We thank you for your continued participation in the UMB Scout Kansas Tax-Exempt Bond Fund. Please feel free to call us if you have any questions regarding your investment in the Fund.

Sincerely,

/s/M. Kathryn Gellings
M. Kathryn Gellings

/s/Rex W. Matlack
Rex W. Matlack
UMB Investment Advisors

FUND DIVERSIFICATION - PIE CHART


COMPARATIVE RATES OF RETURN
as of September 30, 1998
                                Month   Quarter  Inception

UMB Scout Kansas Tax-Exempt
  Bond Fund                     0.84%   2.15%    2.78%
Lehman Brothers
  5-Year Municipals Index*      1.03%   2.63%    N.A.
Inception - February 23, 1998.

Performance data contained in this report are for past periods only.

Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

* Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).


Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (unaudited)

Statement of Net Assets

        Face                                                                                Market
        Amount  Description                                                                 Value
KANSAS
$    165,000  Barton County Kansas, Series A, 4.75%, due September 1, 2011                $ 168,919
     115,000  Bonner Springs Kansas, Series A, 4.125%, due October 1, 1999                  115,195
     100,000  Bonner Springs Kansas, Series B, 4.125%, due August 1, 2000                   100,280
     100,000  City of Wichita Kansas G.O., 4.50%, due September 1, 2009                     102,125
     250,000  Cloud County Kansas, Unified School District 333, 5.10%,
                 due September 1, 2004                                                      263,750
      55,000  Concordia Kansas, Water & Sewer Rev., 4.70%, due November 1, 2007              56,169
      25,000  Derby Kansas G.O., Series A, 4.65%, due June 1, 2009                           25,688
     100,000  Desoto Kansas Temp. Notes, 3.85%, due September 1, 1999                       100,240
     100,000  Douglas County Kansas, Unified School District 497, 4.50%,
                 due September 1, 2002                                                      102,000
     200,000  Douglas County Kansas, Unified School District 497,
                 Series A, 4.30%, due September 1, 2005                                     204,250
      10,000  Ellsworth Kansas, Public Building Rev., 4.50%, due June 1, 2005                10,000
      20,000  Ellsworth Kansas, Public Building Rev., 4.70%, due June 1, 2007                20,000
       5,000  Eudora Kansas Water & Sewer Rev., 3.90%, due October 1, 1999                    4,998
      85,000  Finney County Kansas, Unified School District 457, 5.50%,
              due October 1, 1999                                                            86,846
      50,000  Garden City Kansas, 4.10%, due November 1, 2004                                50,562
     100,000  Johnson County Kansas, Series A, 5.10%, due September 1, 2000                 102,750
     100,000  Johnson County Kansas Park Facility, 4.90%, due September 1, 2009             100,000
     100,000  Johnson County Kansas, Unified School District 229, Series A,
              5.20%, due October 1, 2003                                                    106,500
     100,000  Johnson County Kansas, Unified School District 229, Series A,
              5.50%, due October 1, 2005                                                    107,125
      50,000  Johnson County Kansas, Unified School District 229, Series A,
              5.125%, due October 1, 2006                                                    53,938
     125,000  Johnson County Kansas, Unified School District 229, Series B,
              4.00%, due September 1, 2003                                                  126,406
      25,000  Johnson County Kansas, Unified School District 231,
              Refinance & Improvement, Series A, 5.25%, due October 1, 2002                  26,406
     300,000  Johnson County Kansas, Unified School District 231,
              Refinance & Improvement, Series A, 5.10%, due October 1, 2004                 315,000
       5,000  Johnson County Kansas, Unified School District 231,
              Refinance & Improvement, Series A, 4.35%, due October 1, 2005                   5,131
       5,000  Johnson County Kansas, Unified School District 512,
              Shawnee Mission, Series C, 6.00%, due October 1, 2007                           5,106
     100,000  Johnson County Kansas, Unified School District 512,
              5.00%, due October 1, 2009                                                    105,125
       5,000  Junction City Kansas, Water & Sewer Rev.,
              Series A, 4.50%, due September 1, 2003                                          5,156
       5,000  Kansas City Kansas, Series A, 5.625%, due September 1, 2009                     5,425
     200,000  Kansas State Dept. of Transportation Highway Rev.,
              4.25% due September 1, 2001                                                   203,250
       5,000  Kansas State Dept. of Transportation Highway Rev.,
              4.80%, due March 1, 2002                                                        5,169
     200,000  Kansas State Dept. of Transportation Highway Rev.,
              5/10% due March 1, 2005                                                       212,250
      50,000  Kansas State Dev. Finance Auth., Board of Regents Rev.,
              4.70%, due March 1, 2002                                                       50,688
     100,000  Kansas State Dev. Finance Auth., Board of Regents Rev.,
              4.80%, due March 1, 2003                                                      101,250
     100,000  Kansas State Dev. Finance Auth., Board of Regents Rev.,
              4.875%, due March 1, 2004                                                     100,875
       5,000  Kansas State Dev. Finance Auth., Comprehensive Rehab Project Rev.,
              4.60%, due October 1, 2002                                                   5,137
     250,000  Kansas State Dev. Finance Auth., Skills Program Rev.,
              5.30%, due June 1, 2000                                                       255,272
       5,000  Kansas State Highway Rev., Series A, 4.50%, due July, 1, 2003                   5,150
       5,000  Kansas State Turnpike Auth., 4.50%, due September 1, 2000                       5,081
      75,000  Lawrence Kansas, 5.10%, due September 1, 2001                                  76,072
     150,000  Lawrence Kansas, Series P, 5.20%, due September 1, 2002                       154,125
     275,000  Leawood Kansas, Series A, 4.90%, due September 1, 2001                        284,625
       5,000  Leawood Kansas, Series A, 5.00%, due September 1, 2002                          5,169
     100,000  Leawood Kansas, 4.35%, due September 1, 2004                                  102,625
     100,000  Miami County Kansas, Unified School District 367,
              4.35%, due September 1, 2005                                                  102,375
     100,000  Overland Park Kansas, 6.45%, due September 1, 1999                            101,265
     200,000  Overland Park Kansas, Internal Improvements, 4.20%, due September 1, 2002     203,750
       5,000  Overland Park Kansas, Series B, 5.20%, due September 1, 2002                    5,206
     100,000  Prairie Village Kansas, Series B, 5.10%, due September 1, 2005                103,250
       5,000  Riley County Kansas, Series A, 4.35%, due September 1, 2007                     5,125
      35,000  Riley County Kansas, Unified School District 383, 5.00%, due November 1, 1998  35,044
       5,000  Riley County Kansas, Unified School District 383, 4.70%, due November 1, 2003   5,219
     155,000  Salina Kansas Water & Sewer, Series B, 4.05%, due October 1, 2001             156,162
     100,000  Salina Kansas Water & Sewer, Series B, 4.40%, due October 1, 2008             101,875
       5,000  Sedgwick County Kansas, Series B, 4.20%, due August 1, 1999                     5,037
     300,000  Sedgwick County Kansas, Series A, 5.00%, due August 1, 2002                   310,125
       5,000  Sedgwick County Kansas, Unified School District 260,
              4.60%, due October 1, 2010                                                      5,113
     200,000  Sedgwick County Kansas, Unified School District 263,
              5.30%, due September 1, 2003                                                  213,750
     340,000  Sedgwick County Kansas, Unified School District 265,
              5.40%, due October 1, 2005                                                    366,775
     180,000  Shawnee County Kansas, Series C, 5.30%, due September 1, 2001                 188,100
     200,000  Shawnee County Kansas, Series A, 4.30%, due December 1, 2004                  203,750
      35,000  Shawnee County Kansas, Series D, 4.15%, due September 1, 2005                  35,437
     145,000  Topeka Kansas, Series C, 5.00%, due August 15, 2000                           148,081
       5,000  Topeka Kansas, Series A, 5.25%, due August 15, 2011                             5,181
      70,000  Topeka Kansas, Water Works Improvement & Rev., 4.30%, due August 1, 2007       70,525
      30,000  Wellington Kansas, Electric Water Works & Sewer Utility Rev.,
              4.60%, due May 1, 2007                                                         31,088
     100,000  Wichita Kansas Sales Tax, 4.50%, due June 1, 2000                             101,375
      70,000  Wichita Kansas, Water & Sewer Utilities, 3.85%, due April 1, 2001              70,263
      75,000  Wichita Kansas, Series 728, 5.50%, due September 1, 2001                       77,254
     300,000  Wyandotte County Kansas, Unified School District 204,
              5.20%, due September 1, 2004                                                  310,875
                                                                                          7,003,828
ALABAMA
$    200,000  Columbia Alabama P.C.R. (Alabama Power Project),
              Var. Rate, due October 1, 2022                                           $   200,000
GEORGIA
     635,000  Burke County Georgia P.C.R. (Georgia Power), Series 5,
              Var. Rate, due July 1, 2024                                                   635,000
TOTAL INVESTMENTS - 99.24%                                                              $ 7,838,828

Other assets less liabilities - 0.76%                                                        59,767

TOTAL NET ASSETS - 100.00%
       (equivalent to $10.05 per share; 10,000,000 shares of $1.00 par value
       capital shares authorized; 786,174 shares outstanding)                           $ 7,898,595


Valuation of securities is on the basis of amortized cost, which approximates market value.

BASIS OF DETERMINING MARKET VALUE. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost.


This report has been prepared for the information of the Shareholders of UMB Scout Kansas Tax-Exempt Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

MANAGER AND INVESTMENT COUNSEL
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri

UMB Scout Funds

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL FREE 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial
Corporation.
UMB Financial Corporation also claims service mark rights to the Scout design.

